UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-01582

THE ENTERPRISE GROUP OF FUNDS, INC.

(Exact name of registrant as specified in charter)

3343 Peachtree Road

Atlanta, Georgia 30326

(Address of principal executive offices)

ENTERPRISE CAPITAL MANAGEMENT, INC.

3343 Peachtree Road

Atlanta, Georgia 30326

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1601 K. Street, N.W.

Washington, D.C. 20006

Telephone: (202) 778-9046

Registrant’s telephone number, including area code: (800) 432-4320

Date of fiscal year end: October 31

Date of reporting period: November 1, 2005 – January 31, 2006

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of January 31, 2006. The schedules have not been audited.

The Enterprise Group of

Funds, Inc.

Quarterly Report

January 31, 2006

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE GROWTH FUND

PORTFOLIO OF INVESTMENTS

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.6%)
Hotels, Restaurants & Leisure (3.5%)
McDonald’s Corp.	1,357,700	$47,533,077

Internet & Catalog Retail (3.3%)
eBay, Inc.*^	1,039,700	44,811,070

Media (1.9%)
Omnicom Group, Inc.	318,500	26,050,115

Multiline Retail (1.5%)
Kohl’s Corp.*^	448,000	19,886,720

Specialty Retail (1.0%)
Bed Bath & Beyond, Inc.*^	377,350	14,116,663

Textiles, Apparel & Luxury Goods (2.4%)
NIKE, Inc., Class B	401,900	32,533,805

Total Consumer Discretionary		184,931,450

Consumer Staples (13.5%)
Beverages (3.2%)
PepsiCo, Inc.	768,100	43,919,958

Food & Staples Retailing (1.1%)
Costco Wholesale Corp.^	292,900	14,612,781

Household Products (7.5%)
Colgate-Palmolive Co.	577,200	31,682,508
Procter & Gamble Co.^	1,172,444	69,443,858

		101,126,366

Personal Products (1.7%)
Estee Lauder Cos., Inc., Class A^	641,200	23,384,564

Total Consumer Staples		183,043,669

Energy (15.3%)
Energy Equipment & Services (13.2%)
Baker Hughes, Inc.^	401,800	31,115,392
Halliburton Co.^	873,200	69,463,060
Schlumberger Ltd.^	613,000	78,126,850

		178,705,302

Oil & Gas (2.1%)
ConocoPhillips^	451,700	29,224,990

Total Energy		207,930,292

Financials (5.1%)
Consumer Finance (3.2%)
American Express Co.	822,288	43,129,006

Insurance (1.9%)
American International Group, Inc.	393,900	25,784,694

Total Financials		68,913,700

Health Care (22.8%)
Biotechnology (7.8%)
Amgen, Inc.*^	694,100	50,592,949
Genentech, Inc.*^	640,600	55,040,352

		105,633,301

Health Care Equipment & Supplies (6.8%)
Medtronic, Inc.	892,600	50,405,122
Stryker Corp.	848,100	42,320,190

		92,725,312

Health Care Providers & Services (1.2%)
Caremark Rx, Inc.*	334,500	16,490,850

Pharmaceuticals (7.0%)
Eli Lilly & Co.^	962,610	54,502,978
Johnson & Johnson	694,100	39,938,514

		94,441,492

Total Health Care		309,290,955

Industrials (10.1%)
Air Freight & Logistics (2.9%)
United Parcel Service, Inc., Class B	534,800	40,061,868

Industrial Conglomerates (5.6%)
3M Co.	445,200	32,388,300
General Electric Co.	1,320,000	43,230,000

		75,618,300

Machinery (1.6%)
Illinois Tool Works, Inc.	258,000	21,746,820

Total Industrials		137,426,988

Information Technology (16.3%)
Communications Equipment (4.4%)
Cisco Systems, Inc.*^	749,800	13,923,786
Juniper Networks, Inc.*	719,000	13,035,470
QUALCOMM, Inc.	686,700	32,934,132

		59,893,388

Computers & Peripherals (2.3%)
Hewlett-Packard Co.	1,002,600	31,261,068

IT Services (2.5%)
Paychex, Inc.	938,500	34,114,475

Semiconductors & Semiconductor Equipment (3.1%)
Maxim Integrated Products, Inc.^	1,024,900	42,061,896

Software (4.0%)
Microsoft Corp.	1,948,300	54,844,645

Total Information Technology		222,175,472

Total Common Stocks (96.7%) (Cost $1,130,385,113)		1,313,712,526

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (5.1%)
Nomura Securities
4.45%, 2/1/06	$69,963,575	69,963,575

Time Deposit (5.1%)
JPMorgan Chase Nassau
3.98%, 2/1/06	68,642,586	68,642,586

Total Short-Term Investments (10.2%) (Amortized Cost $138,606,161)		138,606,161

Total Investments (106.9%) (Cost/Amortized Cost $1,268,991,274)		1,452,318,687
Other Assets Less Liabilities (-6.9%)		(94,355,498)

Net Assets (100%)		$1,357,963,189

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2006 (Unaudited)

Investment security transactions for the three months ended January 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$207,083,548
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$259,459,726
As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$222,931,751
Aggregate gross unrealized depreciation	(41,376,542)

Net unrealized appreciation	$181,555,209

Federal income tax cost of investments	$1,270,763,478

At January 31, 2006, the Portfolio had loaned securities with a total value of $68,073,571. This was secured by collateral of $69,963,575 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended January 31, 2006, the Fund incurred approximately $7,619 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $188,557,640 of which $127,817,107 expires in the year 2010 and $60,740,533 expires in the year 2011. The Fund utilized $118,793,252 in capital loss carryforward during the fiscal year ended October 31, 2005.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.5%)
Auto Components (0.6%)
Beru AG	16,000	$1,434,817
Midas, Inc.*^	45,000	859,500
Modine Manufacturing Co .	5,000	135,500
Proliance International, Inc.*^	4,713	24,036
Tenneco, Inc.*	6,000	131,700

		2,585,553

Hotels, Restaurants & Leisure (3.2%)
Aztar Corp.*^	101,000	3,116,860
Churchill Downs, Inc.	40,000	1,597,600
Dave and Busters, Inc.*^	100,000	1,793,000
Dover Downs Gaming & Entertainment, Inc.	5,541	87,492
Dover Motorsports, Inc.^	60,000	368,400
Fairmont Hotels & Resorts, Inc.*	20,000	883,800
GTECH Holdings Corp.	70,000	2,339,400
Hilton Group plc	400,000	2,589,599

		12,776,151

Household Durables (0.3%)
Fedders Corp.^	25,000	33,500
Maytag Corp.	65,000	1,119,300
Skyline Corp.	5,500	224,730

		1,377,530

Media (8.4%)
Acme Communications, Inc.*	66,000	240,900
Cablevision Systems Corp, Class A*	250,000	6,150,000
CBS Corp.	75,000	1,965,000
Crown Media Holdings, Inc., Class A*^	120,000	1,095,600
Discovery Holding Co. Class A*^	30,000	454,800
Dow Jones & Co., Inc.^	45,000	1,710,450
E.W. Scripps Co., Class A	6,000	290,040
Fisher Communications, Inc.*	37,000	1,588,410
Granite Broadcasting Corp.*	80,000	10,400
Gray Television, Inc.	20,000	177,200
Interactive Data Corp.*	5,000	112,700
Interep National Radio Sales, Inc., Class A*	20,000	7,400
Liberty Corp.^	75,600	3,580,416
Liberty Media Corp., Class A*	200,000	1,672,000
Lin TV Corp., Class A*	100,000	1,023,000
McClatchy Co., Class A^	8,000	452,000
Media General, Inc., Class A	20,000	957,000
Paxson Communications Corp.*	130,000	123,500
Primedia, Inc.*^	235,000	472,350
Rogers Communications, Inc., Class B	55,000	2,427,700
Salem Communications Corp., Class A*	15,000	230,100
Sinclair Broadcast Group, Inc., Class A^	70,000	557,200
Tribune Co.^	35,000	1,015,350
Triple Crown Media , Inc.*	10,000	76,500
Viacom, Inc., Class A*	60,000	2,490,000
Vivendi Universal S.A. (ADR)	90,000	2,817,900
Walt Disney Co.^	75,000	1,898,250
Young Broadcasting, Inc., Class A*	91,500	327,570

		33,923,736

Multiline Retail (0.0%)
Hudson’s Bay Co.^	5,000	65,775
Saks, Inc.*	2,000	38,620

		104,395

Specialty Retail (0.4%)
Burlington Coat Factory Warehouse Corp.	8,000	357,440
CSK Auto Corp.*	60,000	972,000
Linens ‘n Things, Inc.*	5,000	138,050
Sports Authority, Inc.*^	6,000	220,320

		1,687,810

Textiles, Apparel & Luxury Goods (1.6%)
Reebok International Ltd.	110,000	6,488,900

Total Consumer Discretionary		58,944,075

Consumer Staples (3.8%)
Beverages (0.6%)
Pernod-Ricard S.A. (ADR)	30,000	1,398,000
Vincor International, Inc.*	40,000	1,032,100

		2,430,100

Food & Staples Retailing (1.6%)
Albertson’s, Inc.^	190,000	4,778,500
BJ’s Wholesale Club, Inc.*	1,000	32,140
Pathmark Stores, Inc.*	10,000	108,600
Spartan Stores, Inc.*	8,000	94,960
Topps Co., Inc .	200,000	1,548,000

		6,562,200

Food Products (1.6%)
Campbell Soup Co.	12,000	359,160
Flowers Foods, Inc.	6,000	165,060
Griffin Land & Nurseries, Inc.*	20,875	605,375
Groupe Danone (ADR)^	150,000	3,369,000
H.J. Heinz Co.^	40,000	1,357,600
Tootsie Roll Industries, Inc.^	24,720	718,116

		6,574,311

Total Consumer Staples		15,566,611

Energy (2.9%)
Energy Equipment & Services (0.2%)
RPC, Inc.^	27,000	893,430

Oil & Gas (2.7%)
Burlington Resources, Inc.	55,000	5,019,300
Chevron Corp.	27,000	1,603,260
Kinder Morgan, Inc.	9,000	866,250
Occidental Petroleum Corp.	14,700	1,436,337
Pioneer Natural Resources Co.^	1,000	53,100
Remington Oil & Gas Corp.*	37,000	1,657,600

		10,635,847

Total Energy		11,529,277

Financials (7.3%)
Capital Markets (1.2%)
Deutsche Bank AG (Registered)	12,000	1,289,160
Mellon Financial Corp.	10,000	352,700
SWS Group, Inc.	150,000	3,484,500

		5,126,360

Commercial Banks (1.4%)
Banca Antonveneta S.p.A	120,000	3,849,817
First Republic Bank	7,500	284,700
Gold Banc Corp., Inc.	85,000	1,543,600

		5,678,117

Consumer Finance (0.6%)
American Express Co.	45,000	2,360,250

Diversified Financial Services (0.1%)
Ameriprise Financial, Inc.	5,000	203,450
BKF Capital Group, Inc.^	15,000	194,700

		398,150

Insurance (0.9%)
Argonaut Group, Inc.*^	9,000	319,950

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
CNA Surety Corp.*	70,000	$1,126,300
Jefferson-Pilot Corp.	40,000	2,333,200

		3,779,450

Real Estate (2.8%)
Arden Realty, Inc. (REIT)	250,000	11,292,500

Thrifts & Mortgage Finance (0.3%)
Flushing Financial Corp.	27,500	441,375
Independence Community Bank Corp.	8,000	319,920
New York Community Bancorp, Inc.^	20,000	341,200

		1,102,495

Total Financials		29,737,322

Health Care (12.3%)
Biotechnology (5.2%)
Abgenix, Inc.*	246,000	5,429,220
Chiron Corp.*	300,000	13,680,000
Serono S.A. (ADR)^	105,000	1,998,150

		21,107,370

Health Care Equipment & Supplies (3.6%)
Animas Corp.*^	150,000	3,663,000
Bio-Rad Laboratories, Inc., Class A*	500	33,700
Biosite, Inc.*^	8,000	399,360
Cholestech Corp.*	6,000	64,860
CNS, Inc.^	500	10,935
Conmed Corp.*^	34,000	803,760
DJ Orthopedics, Inc.*	6,000	196,980
Encore Medical Corp.*^	4,000	21,520
Exactech, Inc.*	60,000	691,800
Guidant Corp.	15,000	1,104,000
ICU Medical, Inc.*	20,000	720,800
Inamed Corp.*	35,000	3,223,850
Kensey Nash Corp.*	25,000	610,250
Lifecore Biomedical, Inc.*	70,000	954,100
Orthofix International N.V.*	2,000	85,820
Osteotech, Inc.*	13,000	70,330
Regeneration Technologies, Inc.*	63,600	502,440
Schick Technologies, Inc.*	15,000	582,000
Thermo Electron Corp.*	20,000	672,800
Thoratec Corp.*^	4,000	101,200
Young Innovations, Inc.	2,000	74,400

		14,587,905

Health Care Providers & Services (3.3%)
Beverly Enterprises, Inc.*^	305,000	3,724,050
IMS Health, Inc.	175,000	4,305,000
NWH, Inc.	11,000	127,159
Renal Care Group, Inc.*	115,000	5,455,600

		13,611,809

Pharmaceuticals (0.2%)
Bristol-Myers Squibb Co.	25,000	569,750
Collagenex Pharmaceuticals, Inc.*	5,000	65,300

		635,050

Total Health Care		49,942,134

Industrials (9.3%)
Aerospace & Defense (1.6%)
Engineered Support Systems, Inc.	40,000	1,720,800
Fairchild Corp., Class A*	20,000	48,200
Herley Industries, Inc.*	55,000	960,850
Honeywell International, Inc.	40,000	1,536,800
Kaman Corp.,Class A	50,000	1,053,500
Sequa Corp., Class A*	10,000	815,500
Sequa Corp., Class B*	6,000	489,000

		6,624,650

Building Products (1.3%)
Griffon Corp.*^	50,000	1,180,000
Water Pik Technologies Inc.*^	150,000	4,102,500

		5,282,500

Commercial Services & Supplies (0.5%)
GP Strategies Corp.*	10,000	74,800
Republic Services, Inc.	30,000	1,135,500
Rollins, Inc.	5,250	112,822
School Specialty, Inc.*^	22,000	826,100

		2,149,222

Electrical Equipment (1.6%)
Cooper Industries Ltd., Class A	38,000	3,102,700
SL Industries, Inc.*	60,000	945,000
Thomas & Betts Corp.*	50,000	2,232,500

		6,280,200

Industrial Conglomerates (0.6%)
Tyco International Ltd.	100,000	2,605,000

Machinery (1.6%)
Ampco-Pittsburgh Corp.	7,000	136,080
Baldwin Technology Co.*	65,000	321,750
CIRCOR International, Inc.^	40,000	1,096,800
Flowserve Corp.*^	33,000	1,517,340
ITT Industries, Inc.	23,000	2,357,500
Tennant Co.	10,000	542,000
Watts Water Technologies, Inc., Class A	10,000	336,800

		6,308,270

Trading Companies & Distributors (2.1%)
Hughes Supply, Inc.^	185,000	8,528,500

Total Industrials		37,778,342

Information Technology (10.6%)
Communications Equipment (3.5%)
Belden CDT, Inc.^	60,000	1,626,000
FalconStor Software, Inc.*^	115,000	1,023,500
Safran SA	5,760	152,058
Scientific-Atlanta, Inc.	270,000	11,545,200

		14,346,758

Computers & Peripherals (0.1%)
Maxtor Corp.*^	30,000	276,000

IT Services (2.1%)
Anteon International Corp.*	142,000	7,831,300
Computer Sciences Corp.*	10,000	507,000
iPayment, Inc.*	1,000	41,640

		8,379,940

Semiconductors & Semiconductor Equipment (0.2%)
Monolithic System Technology, Inc.*	95,000	761,900

Software (4.7%)
AMICAS, Inc.*^	20,000	103,600
Borland Software Corp.*	170,000	1,103,300
GSE Systems, Inc.*	2,830	5,320
Micromuse, Inc.*	500,000	4,975,000
Mobius Management Systems, Inc.*	55,000	396,550
Siebel Systems, Inc.	1,200,000	12,732,000

		19,315,770

Total Information Technology		43,080,368

Materials (5.0%)
Chemicals (1.7%)
BOC Group plc	51,000	1,343,356
BOC Group plc (ADR)	4,000	211,520
Engelhard Corp.	30,000	1,209,000

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Ferro Corp.	40,000	$786,800
Hercules, Inc.*^	80,000	936,800
Huntsman Corp.*	3,000	64,860
MacDermid, Inc.	10,000	301,500
Sensient Technologies Corp.	100,000	1,896,000

		6,749,836

Containers & Packaging (0.7%)
Greif, Inc., Class A	33,000	2,148,960
Myers Industries, Inc.^	15,000	225,000
Packaging Dynamics Corp.	30,000	403,500

		2,777,460

Metals & Mining (2.6%)
Dofasco Inc.	60,000	3,697,192
Eramet SLN	1,000	110,016
Falconbridge Ltd.	55,000	1,846,350
Gold Fields Ltd. (ADR)	30,000	707,400
Placer Dome, Inc.	162,000	4,158,540

		10,519,498

Total Materials		20,046,794

Telecommunication Services (12.5%)
Diversified Telecommunication Services (5.3%)
Cincinnati Bell, Inc.*^	200,000	700,000
Commonwealth Telephone Enterprises, Inc.^	20,000	667,400
D&E Communications, Inc.	33,000	336,930
New Skies Satellites Holdings Ltd.	210,000	4,565,400
PanAmSat Holding Corp.	145,000	3,585,850
Qwest Communications International, Inc.*^	85,000	511,700
TDC A/S	120,000	7,613,594
Verizon Communications, Inc.	105,000	3,324,300

		21,305,174

Electrical Equipment (1.8%)
Alamosa Holdings, Inc.*	400,000	7,496,000

Wireless Telecommunication Services (5.4%)
Centennial Communications Corp.*	10,000	94,300
Dobson Communications Corp.*^	17,000	126,140
Nextel Partners, Inc., Class A*	350,000	9,796,500
Price Communications Corp.*	80,000	1,208,800
Rural Cellular Corp., Class A*^	18,000	307,800
Sprint Nextel Corp	200,000	4,578,000
Telesystem International Wireless, Inc.*^†	30,000	—
U.S. Cellular Corp.*^	112,000	5,700,800

		21,812,340

Total Telecommunication Services		50,613,514

Utilities (4.6%)
Electric Utilities (3.9%)
CH Energy Group, Inc.^	13,000	609,700
Cinergy Corp.	70,000	3,041,500
DPL, Inc.	30,000	769,200
Duquesne Light Holdings, Inc.^	75,000	1,348,500
Endesa S.A	280,000	8,058,095
Northeast Utilities	70,000	1,391,600
NSTAR	20,000	574,800

		15,793,395

Gas Utilities (0.4%)
Laclede Group, Inc.^	1,000	32,620
SEMCO Energy, Inc.*	70,000	396,200
Southwest Gas Corp.	40,000	1,106,000

		1,534,820

Independent Power Producers & Energy Traders (0.0%)
Mirant Corp.*^	2,032	56,896

Multi-Utilities & Unregulated Power (0.3%)
Energy East Corp	1,000	24,850
Public Service Enterprise Group, Inc.	15,000	1,044,300
Suez S.A.*	60,000	729

		1,069,879

Total Utilities		18,454,990

Total Common Stocks (82.8%) (Cost $315,119,283)		335,693,427

	Number of Warrant
WARRANT:
Independent Power Producers & Energy Traders (0.0%)
Mirant Corp. Series A*	6,527	86,545

Total Warrants (0.0%) (Cost $8,799)		86,545

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (9.9%)
U.S. Treasury Bills
3.56%, 2/16/06(i)^	$25,100,000	25,060,308
4.06%, 3/30/06(i)^	10,090,000	10,024,398
4.26%, 4/20/06(i)^	5,000,000	4,953,715

Total Government Securities		40,038,421

Short-Term Investments of Cash Collateral for Securities Loaned (5.2%)
Nomura Securities
4.45%, 2/1/06	21,243,631	21,243,631

Time Deposit (7.0%)
JPMorgan Chase Nassau
3.98%, 2/1/06	28,643,112	28,643,112

Total Short-Term Investments (22.1%) (Cost/Amortized Cost $ 89,924,416)		89,925,164

Total Investments (104.9%) (Cost/Amortized Cost $405,052,498)		425,705,136
Other Assets Less Liabilities (-4.9%)		(20,033,855)

Net Assets (100%)		$405,671,281

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $0 or 0.00% of net assets) valued at fair value.

(i)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2006 (Unaudited)

Investment security transactions for the three months ended January 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$190,628,917
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$171,011,916

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,879,475
Aggregate gross unrealized depreciation	(7,444,972)

Net unrealized appreciation	$18,434,503

Federal income tax cost of investments	$407,270,633

At January 31, 2006, the Fund had loaned securities with a total value $55,269,870. This was secured by collateral of $21,243,631 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $35,185,043 was received in the form of short-term pooled securities, which the Fund cannot sell of repledge and accordingly are not reflected in the Fund’s assets and liabilities.

For the three months ended January 31, 2006, the Fund incurred approximately $190,346 as brokerage commissions with Gabelli & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

January 31, 2006 (Unaudited)

Note 1 Organization and Significant Accounting Policies

The Enterprise Group of Funds, Inc. (“EGF” or “Corporation”) is a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 2 Funds (each a “Fund” and together the “Funds”). The investment manager to each Fund is Enterprise Capital Management, Inc. (“Enterprise” or “Manager”). The day-to-day portfolio management of each Fund is provided by an investment sub-adviser (each an “Adviser”) selected by the AXA Equitable Life Insurance Company (“AXA Equitable”).

Under the EGF’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to EGF. In addition, in the normal course of business, EGF enters into contracts with vendors and others that provide for general indemnifications. EGF’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against EGF. However, based on experience, EGF and management expect that risk of loss to be remote.

During the reporting period, each Fund had four classes of shares outstanding: Class A, Class B, Class C and Class Y. Under EGF’s multiple class distribution system, all classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan.

The investment objectives of each Fund are as follows:

AXA Enterprise Growth Fund (advised by Montag & Caldwell, Inc.) — Capital appreciation.

AXA Enterprise Mergers & Acquisitions Fund (advised by GAMCO Investors, Inc.) — Capital appreciation.

The following is a summary of the significant accounting policies of EGF:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depository Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

January 31, 2006 (Unaudited)

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Directors.

Pursuant to procedures approved by the Directors, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Directors, in EGF’s calculation of net asset values for each applicable Fund when EGF’s Manager deems that the particular event or circumstance would materially affect such Fund’s net asset value.

Distributions of capital gains, if any, from each of the Funds are made at least annually. Dividends from net investment income, if any, for all Funds are declared and paid at least annually. Income distributions are paid out at the class level whereas capital gains are paid out at the Fund level.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on debt securities using the effective yield method) is accrued daily.

Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Foreign Currency Valuation:

The books and records of EGF are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities - at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses - at the date of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of amounts actually received or paid.

Securities Lending:

For all Funds, the Directors have approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank N.A. (“JPMorgan”), acting as lending agent, to certain approved broker-dealers, in exchange for negotiated lenders’ fees. By lending investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

January 31, 2006 (Unaudited)

any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Fund securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Fund from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Funds and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income.

Illiquid Securities:

At times, the Funds may hold, up to their SEC or prospectus defined limitations, illiquid securities that they may not be able to sell at their current fair value price. Although it is expected that the fair value represents the current realizable value on disposition of such securities, there is no guarantee that the Funds will be able to do so. In addition, the Funds may incur certain costs related to the disposition of such securities. Any securities that Enterprise has deemed to be illiquid have been denoted as such in the Portfolios of Investments.

Repurchase Agreements:

The Funds may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Fund, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one business day) and price. Each repurchase agreement entered into by a Fund will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Fund’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss.

Options Written:

The Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds may purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

January 31, 2006 (Unaudited)

Short Sales Against the Box:

The Funds may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Fund owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. The Fund will designate the segregation, either on its records or with EGF’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. The Funds may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade.

The Funds may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with EGF’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Fund’s other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Concluded)

January 31, 2006 (Unaudited)

The Funds may purchase foreign currency on a spot (or cash) basis. In addition, the Funds may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statements of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

The Funds may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with EGF’s custodian, of cash or other liquid obligations. A Fund will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by EGF’s Board of Directors. Swaps agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Funds had swap contracts outstanding at January 31, 2006.

Special Valuation/Concentration Risks:

Foreign denominated assets, if any, held by the Funds, may involve risks not typically associated with domestic transactions including, but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of economic instability.

The Funds invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to a Fund, positive or negative, than if such Fund did not concentrate its investments in such sectors.

Item 2. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Enterprise Group of Funds, Inc.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President
March 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
March 29, 2006

By:	/s/ Kenneth T. Kozlowski
Kenneth T. Kozlowski
Chief Financial Officer and Treasurer
March 29, 2006